UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401 _____________________________________________________

BlackRock Strategic Municipal Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Municipal Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock Strategic Municipal Trust (BSD)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—144.6%
			Alabama—14.2%
Baa2	$ 3,000		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29	11/09 @ 101	$ 3,237,600
AAA	4,635	[3]	Jefferson Cnty. Swr., Ser. D, 5.75%, 2/01/07, FGIC	N/A	4,924,363
AAA	7,000		Pub. Sch. & Coll. Auth., Cap. Impvt., Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	7,717,360

					15,879,323

			Alaska—1.0%
AAA	1,130		Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA	12/05 @ 102	1,158,736

			California—5.4%
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	2,600		5.50%, 6/01/43	06/13 @ 100	2,732,548
A-	3,100		5.625%, 6/01/38	06/13 @ 100	3,316,504

					6,049,052

			Colorado—2.1%
AAA	10,000		Northwest Pkwy. Pub. Hwy. Auth., Ser. B, Zero Coupon, 6/15/30, FSA	06/11 @ 31.387	2,292,900

			Connecticut—8.7%
			Mashantucket Western Pequot Tribe, Spec. Rev.,
BBB-	1,500		Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,536,480
Baa3	8,000	[4]	Ser. B, 5.75%, 9/01/27	09/07 @ 102	8,245,440

					9,781,920

			Florida—10.7%
NR	3,300		Hillsborough Cnty. Ind. Dev. Auth., Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	3,599,343
			Hsg. Fin. Corp., Sunset Place Proj., Ser. K-1,
BBB-	2,150		6.00%, 10/01/19	10/09 @ 102	2,100,830
BBB-	2,000		6.10%, 10/01/29	10/09 @ 102	1,943,100
BB	2,045		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,230,195
NR	1,070		Reunion West Cmnty. Dev. Dist., Spl. Assmt., 6.25%, 5/01/36	05/12 @ 101	1,109,825
NR	1,000		Town Center Palm Coast Cmnty., 6.00%, 5/01/36	05/13 @ 101	1,007,470

					11,990,763

			Illinois—6.2%
NR	850		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	851,768
			Chicago Brd. of Ed., Sch. Reform, AMBAC,
AAA	4,480	[3]	5.75%, 12/01/07	N/A	4,888,083
AAA	520		5.75%, 12/01/27	12/07 @ 102	563,592
			Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	375		Ser. A, 5.125%, 6/01/35	06/14 @ 100	363,502
Baa3	300		Ser. B, 5.375%, 6/01/35	06/14 @ 100	291,051

					6,957,996

			Kentucky—10.7%
AAA	32,345		Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/24, MBIA	No Opt. Call	11,961,504

			Michigan—9.3%
AAA	2,000		Hosp. Fin. Auth., Mercy Hlth. Svcs. Proj., 5.75%, 8/15/19, MBIA	08/09 @ 101	2,186,600
BB+	8,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	8,260,800

					10,447,400

			Missouri—1.9%
A	2,000		Hlth. & Edl. Facs. Auth., Hlth. Facs. Rev., St. Anthony’s Med. Ctr. Proj., 6.125%, 12/01/19	12/10 @ 101	2,127,680

			Multi-State—5.9%
Baa1	2,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	2,235,400
A3	4,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,314,360

					6,549,760

BlackRock Strategic Municipal Trust (BSD) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New Jersey—11.0%
B	$ 6,000		Econ. Dev. Auth., Continental Airlines, Inc. Proj., 6.25%, 9/15/19	09/09 @ 101	$ 4,911,000
NR	645		Middlesex Cnty. Imprvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	620,084
AAA	6,000	[3]	Transp. Trust Fund Auth., Transp. Sys., Ser. A, 6.00%, 6/15/10	N/A	6,773,280

					12,304,364

			New York—8.4%
Aa1	2,500		Mtg. Agcy., Homeowner Mtg. Proj., Ser. 85, 5.70%, 10/01/17	09/09 @ 100	2,605,375
AAA	6,000	[3]	New York City Transl. Fin. Auth., Ser. B, 6.00%, 5/15/10	N/A	6,828,000

					9,433,375

			Oklahoma—1.1%
B-	1,225		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	1,224,216

			Pennsylvania—18.9%
			Econ. Dev. Fin. Auth., Ser. A,
A3	700		Amtrak Proj., 6.125%, 11/01/21	05/11 @ 101	728,224
A3	1,000		Amtrak Proj., 6.25%, 11/01/31	05/11 @ 101	1,039,250
A3	1,000		Amtrak Proj., 6.50%, 11/01/16	05/11 @ 101	1,074,220
BB-	3,555		Exempt Facs. Rev., Reliant Energy Conv. Proj., 6.75%, 12/01/36	12/09 @ 103	3,791,159
			Lehigh Cnty. Gen. Purp. Auth., Kidspeace Oblig. Grp. Proj.,
B3	2,250		6.00%, 11/01/23	11/08 @ 102	2,087,302
B3	2,335		6.20%, 11/01/14	11/09 @ 102	2,274,804
AAA	8,500	[3]	Philadelphia Sch. Dist., GO, Ser. C, 5.75%, 3/01/10, MBIA	N/A	9,423,610
AAA	720		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	762,559

					21,181,128

			South Carolina—2.5%
BBB+	2,500		Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj., Ser. C, 7.00%, 8/01/30	08/13 @ 100	2,818,625

			Tennessee—1.9%
AAA	2,000		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	2,176,180

			Texas—12.6%
AAA	4,750		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	733,020
AAA	1,500		Lower Colorado River Auth., Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,618,515
AAA	15,000		Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,328,650
AAA	7,030	[3,5]	Travis Cnty. Hlth. Facs. Dev. Corp., Ascension Hlth. Proj., Ser. A, 5.875%, 11/15/09, AMBAC	N/A	7,842,598
AA+	500		Wtr. Fin. Asst., GO, 5.75%, 8/01/22	8/10 @ 100	549,075

					14,071,858

			Utah—3.9%
AAA	4,000		Intermountain Pwr. Agcy., Sply., Ser. B, 5.75%, 7/01/19, MBIA	07/07 @ 102	4,305,640

			Virginia—1.7%
AAA	1,750		Res. Auth., Clean Wtr. Rev., 5.625%, 10/01/22	10/10 @ 100	1,910,510

			Washington—6.5%
			Washington, GO,
Aa1	4,750		Ser. A, 5.625%, 7/01/24	07/09 @ 100	5,111,190
Aa1	2,000		Ser. B, 6.00%, 1/01/25	01/10 @ 100	2,204,540

					7,315,730

			Total Long-Term Investments (cost $148,690,411)		161,938,660

BlackRock Strategic Municipal Trust (BSD) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		SHORT-TERM INVESTMENTS—14.3%
		Ohio—4.7%
VMIG1	$ 5,200 [6]	Hamilton Cnty. Hosp. Facs., 2.29%, 4/07/05, FRWD	$ 5,200,000

	Shares
	(000)

		Money Market Funds—9.6%
	5,600	AIM Tax Free Investment Co. Cash Reserve Portfolio	5,600,000
	5,150	SSgA Tax Free Money Mkt. Fund	5,150,000

			10,750,000

		Total Short-Term Investments (cost $15,950,000)	15,950,000

		Total Investments—158.9% (cost $164,640,4117)	$ 177,888,660
		Liabilities in excess of other assets—(3.5)%	(3,910,228)
		Preferred shares at redemption value, including dividends payable—(55.4)%	(62,003,924)

		Net Assets Applicable to Common Shareholders—100%	$ 111,974,508

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, the Trust held 13.2% of it nets assets, with a current market value of $14,795,200 in securities restricted as to resale.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[7]	Cost for Federal income tax purposes is $164,551,450. The net unrealized appreciation on a tax basis is $13,337,210 consisting of $14,484,618 gross unrealized appreciation and $1,147,408 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
FGIC	—	Financial Guaranty Insurance Co.	GO	—	General Obligation
FRWD	—	Floating Rate Weekly Demand	MBIA	—	Municipal Bond Insurance Assoc.
			PCR	—	Pollution Control Revenue

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Strategic Municipal Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005